Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 1,883	$ 17,578	$ 262,756
Prepaid expenses	20,250	64,043	157,614
Extension fee receivable		125,000
Due from Sponsor	1,540,984	1,179,141
Total Current Assets	1,563,117	1,385,762	420,370
Marketable Securities held in Trust Account	26,932,536	61,839,164	118,976,585
Prepaid expenses, non-current			77,654
Total Assets	28,495,653	63,224,926	119,474,609
Current Liabilities:
Accounts payable and accrued expenses	611,188	295,137	130,225
Excise tax payable	1,005,209	642,389
Franchise tax payable	78,914	94,364	200,000
Income tax payable	1,053,426	1,087,603	310,259
Accrued offering costs	2,708	2,708	2,708
Note payable - Sponsor	3,450,000	2,925,000	144,443
Total Current Liabilities	6,201,445	5,047,201	787,635
Deferred underwriting commission	3,450,000	3,450,000	3,450,000
Total Liabilities	9,651,445	8,497,201	4,237,635
COMMITMENTS AND CONTINGENCIES (Note 7)
Stockholders’ deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(7,762,739)	(6,499,430)	(3,229,704)
Total Stockholders’ Deficit	(7,762,387)	(6,499,078)	(3,229,352)
Total Liabilities and Stockholders’ Deficit	28,495,653	63,224,926	119,474,609
Common Class A [Member]
Current Liabilities:
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 5,556,350 and 11,500,000 shares subject to possible redemption issued and outstanding shares at redemption value of $11.02 and $10.30 per share as of December 31, 2023 and December 31, 2022, respectively	26,606,595	61,226,803	118,466,326
Stockholders’ deficit:
Common stock, value	64	64	64
Common Class B [Member]
Stockholders’ deficit:
Common stock, value	$ 288	$ 288	$ 288